Business acquisitions and equity investment transactions (Schedule of Purchase Price Allocation - Ganji) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2015	Apr. 20, 2015	Dec. 31, 2015	Aug. 06, 2015	Dec. 31, 2014
Amortizable intangible assets:
Goodwill			$ 2,461,193
Falcon View Technology ("Ganji") [Member]
Business Acquisition [Line Items]
Net assets acquired				$ 12,848
Amortizable intangible assets:
Amortizable intangible assets				259,000
Mezzanine classified noncontrolling interest				(14,140)
Goodwill				2,611,053
Deferred tax liabilities				(64,750)
Total				2,804,011
Total purchase price comprised of
-Cash consideration	$ 457,640	$ 412,237
-Equity consideration	1,161,657
-Fair value of previously held equity interests	1,184,714
Total	$ 2,804,011
Falcon View Technology ("Ganji") [Member] | Domain names and trademarks [Member]
Amortizable intangible assets:
Amortizable intangible assets				234,700
Total purchase price comprised of
Intangible assets, useful live			9 years 4 months 24 days
Falcon View Technology ("Ganji") [Member] | Technology [Member]
Amortizable intangible assets:
Amortizable intangible assets				$ 24,300
Total purchase price comprised of
Intangible assets, useful live			4 years 4 months 24 days